REVENUE - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenues	$ 5,429	$ 5,138	$ 10,821	$ 10,325
U.S
Disclosure of geographical areas [line items]
Revenues	1,315	1,307	2,568	2,501
Canada
Disclosure of geographical areas [line items]
Revenues	1,082	1,182	2,219	2,360
India
Disclosure of geographical areas [line items]
Revenues	828	483	1,618	1,088
U.K.
Disclosure of geographical areas [line items]
Revenues	607	614	1,252	1,225
Brazil
Disclosure of geographical areas [line items]
Revenues	424	352	795	719
Colombia
Disclosure of geographical areas [line items]
Revenues	304	291	610	578
France
Disclosure of geographical areas [line items]
Revenues	170	186	365	382
Australia
Disclosure of geographical areas [line items]
Revenues	114	141	229	303
Germany
Disclosure of geographical areas [line items]
Revenues	117	67	207	125
Other
Disclosure of geographical areas [line items]
Revenues	$ 468	$ 515	$ 958	$ 1,044